Schedule of Concentration Risk of Customers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Revenue	$ 3,163,432	$ 2,030,855	$ 863,228
Receivables from customers, gross	598,307	1,664,064
Customer A [Member]
Product Information [Line Items]
Revenue	1,628,015
Receivables from customers, gross	$ 364,473
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	51.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	61.00%
Customer B [Member]
Product Information [Line Items]
Revenue	$ 586,399	540,771
Receivables from customers, gross	$ 120,236	$ 620,022
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%	27.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	20.00%	37.00%
Customer C [Member]
Product Information [Line Items]
Revenue	$ 424,728	$ 891,269
Receivables from customers, gross	$ (0)	$ 722,308
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	44.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	(0.00%)	43.00%
Customer D [Member]
Product Information [Line Items]
Revenue	$ 409,311
Receivables from customers, gross	$ 113,598
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%
Fintech Technology Services [Member]
Product Information [Line Items]
Revenue	$ 3,048,453	$ 1,432,040	383,028
Receivables from customers, gross	$ 598,307	$ 1,342,330	$ (0)
Fintech Technology Services [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	96.00%	71.00%	45.00%
Fintech Technology Services [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%	80.00%	(0.00%)
Customer E [Member]
Product Information [Line Items]
Receivables from customers, gross			$ (0)
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue			$ 255,352
Concentration risk percentage			30.00%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			(0.00%)
Customer F [Member]
Product Information [Line Items]
Receivables from customers, gross			$ (0)
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue			$ 127,676
Concentration risk percentage			15.00%
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			(0.00%)